Fees Summary	Jan. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 496,000
Previously Paid Amount	0.00
Total Fee Amount	75.94
Total Offset Amount	0.00
Net Fee	75.94
Narrative - Max Aggregate Offering Price	$ 496,000
Final Prospectus	true